Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$717,776.79

Principal:
Principal Collections	$11,966,715.48
Prepayments in Full	$4,586,695.53
Liquidation Proceeds	$141,695.02
Recoveries	$68,228.99
Sub Total	$16,763,335.02
Collections	$17,481,111.81

Purchase Amounts:
Purchase Amounts Related to Principal	$322,547.38
Purchase Amounts Related to Interest	$1,884.28
Sub Total	$324,431.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,805,543.47

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,805,543.47
Servicing Fee	$226,641.15	$226,641.15	$0.00	$0.00	$17,578,902.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,578,902.32
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,578,902.32
Interest - Class A-3 Notes	$37,208.04	$37,208.04	$0.00	$0.00	$17,541,694.28
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$17,404,531.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,404,531.28
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$17,326,798.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,326,798.36
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$17,269,972.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,269,972.36
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$17,197,624.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,197,624.44
Regular Principal Payment	$16,196,031.92	$16,196,031.92	$0.00	$0.00	$1,001,592.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,001,592.52
Residual Released to Depositor	$0.00	$1,001,592.52	$0.00	$0.00	$0.00
Total		$17,805,543.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,196,031.92
Total					$16,196,031.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,196,031.92	$32.11	$37,208.04	$0.07	$16,233,239.96	$32.18
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$16,196,031.92	$10.06	$381,277.88	$0.24	$16,577,309.80	$10.30

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$42,122,309.66	0.0835097	$25,926,277.74	0.0514002
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$258,122,309.66	0.1603344	$241,926,277.74	0.1502741

Pool Information
Weighted Average APR	3.312%	3.315%
Weighted Average Remaining Term	25.38	24.62
Number of Receivables Outstanding	27,119	26,312
Pool Balance	$271,969,375.53	$254,680,372.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$258,122,309.66	$241,926,277.74
Pool Factor	0.1625090	0.1521783

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$12,754,094.51
Targeted Overcollateralization Amount	$12,754,094.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,754,094.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$271,349.87
(Recoveries)		129	$68,228.99
Net Loss for Current Collection Period			$203,120.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8962%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6332%
Second Prior Collection Period			0.3349%
Prior Collection Period			0.8665%
Current Collection Period			0.9256%
Four Month Average (Current and Prior Three Collection Periods)			0.6901%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,307	$13,338,015.96
(Cumulative Recoveries)			$1,844,590.11
Cumulative Net Loss for All Collection Periods			$11,493,425.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6868%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,513.29
Average Net Loss for Receivables that have experienced a Realized Loss			$2,165.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.03%	398	$5,172,637.28
61-90 Days Delinquent	0.21%	39	$534,521.75
91-120 Days Delinquent	0.06%	12	$150,550.91
Over 120 Days Delinquent	0.28%	48	$723,557.50
Total Delinquent Receivables	2.58%	497	$6,581,267.44

Repossession Inventory:
Repossessed in the Current Collection Period		9	$178,310.36
Total Repossessed Inventory		22	$373,827.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3502%
Prior Collection Period			0.3946%
Current Collection Period			0.3763%
Three Month Average			0.3737%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer